Decommissioning Obligations - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Decommissioning Obligations
Decommissioning obligations using an average discount rate	1.20%	0.70%
Risk free rate considered for decommissioning obligations	1.95%	0.70%